Risk Management - Summary of Principal Macroeconomic Indicators Included in Economic Scenarios (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Colombia [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	3.29%	3.54%	1.45%
Unemployment rate	11.95%	13.65%	14.36%
Consumer's Price Index	3.00	3.00	3.00
Benchmark interest rates	4.50%	3.50%	2.00%
Currency exchange rate	3,600	3,600	3,650
Colombia [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	4.39%	4.64%	1.85%
Unemployment rate	9.95%	11.65%	12.36%
Consumer's Price Index	4.20	3.84	3.48
Benchmark interest rates	5.00%	4.75%	3.25%
Currency exchange rate	3,300	3,400	3,450
Colombia [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	2.19%	2.44%	0.35%
Unemployment rate	13.95%	15.65%	16.36%
Consumer's Price Index	1.80	2.16	2.52
Benchmark interest rates	3.50%	2.00%	1.25%
Currency exchange rate	3,800	3,900	3,950
2020 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.73%
Consumer's Price Index				107.66
Interbank interest rate				0.50%
Copper				760.00
2020 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				10.98%
Consumer's Price Index				108.93
Interbank interest rate				0.50%
Copper				788.75
2020 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.77%
Consumer's Price Index				107.16
Interbank interest rate				0.50%
Copper				713.75
2020 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.89%
Consumer's Price Index				108.18
Interbank interest rate				0.50%
Copper				760.00
2020 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				10.69%
Consumer's Price Index				108.85
Interbank interest rate				0.50%
Copper				802.50
2020 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.81%
Consumer's Price Index				107.24
Interbank interest rate				0.50%
Copper				712.50
2020 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.53%
Consumer's Price Index				108.54
Interbank interest rate				0.50%
Copper				760.00
2020 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				10.58%
Consumer's Price Index				108.92
Interbank interest rate				0.50%
Copper				816.25
2020 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.45%
Consumer's Price Index				107.70
Interbank interest rate				0.50%
Copper				711.25
2020 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.15%
Consumer's Price Index				109.46
Interbank interest rate				0.50%
Copper				760.00
2020 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				10.35%
Consumer's Price Index				110.93
Interbank interest rate				0.75%
Copper				830.00
2020 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.95%
Consumer's Price Index				108.58
Interbank interest rate				0.50%
Copper				710.00
2021 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.53%
Consumer's Price Index				111.02
Interbank interest rate				0.50%
Copper				760.00
2021 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				9.08%
Consumer's Price Index				112.81
Interbank interest rate				1.00%
Copper				830.00
2021 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.73%
Consumer's Price Index				109.70
Interbank interest rate				0.50%
Copper				710.00
2021 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.69%
Consumer's Price Index				111.46
Interbank interest rate				0.75%
Copper				760.00
2021 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				9.19%
Consumer's Price Index				112.49
Interbank interest rate				1.50%
Copper				830.00
2021 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.89%
Consumer's Price Index				109.91
Interbank interest rate				0.50%
Copper				710.00
2021 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.33%
Consumer's Price Index				112.01
Interbank interest rate				1.00%
Copper				760.00
2021 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.85%
Consumer's Price Index				112.78
Interbank interest rate				2.00%
Copper				830.00
2021 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.53%
Consumer's Price Index				110.39
Interbank interest rate				0.50%
Copper				710.00
2021 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.95%
Consumer's Price Index				112.75
Interbank interest rate				1.25%
Copper				760.00
2021 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.39%
Consumer's Price Index				114.81
Interbank interest rate				2.50%
Copper				830.00
2021 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.15%
Consumer's Price Index				111.30
Interbank interest rate				0.50%
Copper				710.00
2022 [Member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.03%
Consumer's Price Index				114.35
Interbank interest rate				1.50%
Copper				757.50
2022 [Member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.53%
Consumer's Price Index				116.70
Interbank interest rate				3.00%
Copper				822.50
2022 [Member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.15%
Consumer's Price Index				112.50
Interbank interest rate				0.50%
Copper				707.50
2022 [Member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.19%
Consumer's Price Index				114.79
Interbank interest rate				2.00%
Copper				755.00
2022 [Member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.72%
Consumer's Price Index				116.32
Interbank interest rate				3.50%
Copper				815.00
2022 [Member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.37%
Consumer's Price Index				112.76
Interbank interest rate				0.75%
Copper				705.00
2022 [Member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.83%
Consumer's Price Index				115.37
Interbank interest rate				2.50%
Copper				752.50
2022 [Member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.33%
Consumer's Price Index				116.55
Interbank interest rate				4.00%
Copper				807.50
2022 [Member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.05%
Consumer's Price Index				113.32
Interbank interest rate				1.00%
Copper				702.50
2022 [Member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.45%
Consumer's Price Index				116.14
Interbank interest rate				3.00%
Copper				745.00
2022 [Member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.91%
Consumer's Price Index				118.60
Interbank interest rate				4.00%
Copper				775.00
2022 [Member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				5.73%
Consumer's Price Index				114.30
Interbank interest rate				1.50%
Copper				715.00